Leases (Details) - Schedule of supplemental cash flow information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 169	$ 25
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$ 1,085	$ 548